Earnings per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Millions		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Earnings per share
Net income (loss) attributable to shareholders, used in calculating basic EPS		€ 569,959	€ (24,911)	€ (17,019)
Net income (loss) attributable to shareholders, used in calculating diluted EPS		€ 569,959	€ (24,911)	€ (17,019)
Weighted average ordinary shares outstanding (basic) - in millions	[1]	96.8	86.8	86.6
Adjustments for calculation of diluted earnings per share:
Weighted average ordinary shares outstanding (diluted) - in millions		100.9	86.8	86.6
Basic earnings per share		€ 5.89	€ (0.29)	€ (0.2)
Diluted earnings per share		€ 5.65	€ (0.29)	€ (0.2)
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		3.9	11.9	7.1
Long-Term Incentive Plan
Adjustments for calculation of diluted earnings per share:
Restricted Share Units		1.7
Options		1.9
Alignment Award
Adjustments for calculation of diluted earnings per share:
Options		0.4
Restricted Share Units | Long-Term Incentive Plan
Adjustments for calculation of diluted earnings per share:
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		0.6	2.5	0.9
Options | Long-Term Incentive Plan
Adjustments for calculation of diluted earnings per share:
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect			3.3
Options | Alignment Award
Adjustments for calculation of diluted earnings per share:
Potential ordinary shares excluded from diluted earnings per share as their conversion would have an antidilutive effect		3.3	6.1	6.2

[1]	In accordance with IAS 33, includes contingently issuable shares that are fully vested and can be converted at any time for no consideration. For further details, refer to Note 28.